Note 4 - Revenue Recognition - Segment Revenue Disaggregated by Product Category Groups (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net sales	$ 1,467,644	$ 1,335,769
Canned Vegetables [Member]
Net sales	1,172,635	986,080
Frozen [Member]
Net sales	102,339	119,044
Fruit [Member]
Net sales	88,289	97,393
Prepared Foods [Member]
Net sales	71,866	105,044
Chip Products [Member]
Net sales	10,999	11,475
Manufactured Product, Other [Member]
Net sales	$ 21,516	$ 16,733